Interest Expense, Net	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
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Interest Expense, Net

Note 13 – Interest Expense, Net

Interest income and interest expense for the three months ended July 25, 2014 and July 26, 2013 are as follows:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Interest income	$(92)	$(50)
Interest expense	97	90

Interest expense, net	$5	$40

Interest income includes interest earned on Medtronic’s cash, cash equivalents, and investments, the net realized and unrealized gain or loss on trading securities, ineffectiveness on interest rate derivative instruments, and the net realized gain or loss on the sale or impairment of available-for-sale debt securities.

Interest expense includes the expense associated with the interest on Medtronic’s outstanding borrowings, including short- and long-term instruments, ineffectiveness on interest rate derivative instruments, amortization of terminated interest rate swap agreements, and the amortization of debt issuance costs and debt discounts.

10. Interest Expense, Net

Interest income and interest expense for fiscal years 2014, 2013, and 2012 are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Interest income	$(271)	$(237)	$(200)
Interest expense	379	388	349

Interest expense, net	$108	$151	$149

Interest income includes interest earned on the Company’s cash, cash equivalents and investments, the net realized and unrealized gain or loss on trading securities, ineffectiveness on interest rate derivative instruments, and the net realized gain or loss on the sale or impairment of available-for-sale debt securities. See Note 5 for further discussion of these items.

Interest expense includes the expense associated with the interest on the Company’s outstanding borrowings, including short- and long-term instruments, ineffectiveness on interest rate derivative instruments, amortization of terminated interest rate swap agreements, and the amortization of debt issuance costs and debt discounts.